Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 1,728,226	$ 8,715,636
Trade accounts receivable, net	797,225	1,408,272
Other receivables	17,598,113	1,231,391
Inventories	1,347,128	1,464,940
Restricted cash	1,889,065	5,916,743
Prepaid expenses	242,771	175,506
Vessels held for sale		2,671,811
Total current assets	23,602,528	21,584,299
Fixed assets
Vessels, net	114,628,730	88,957,752
Advances for vessels under construction	3,847,758	32,701,867
Long-term assets
Restricted cash	5,184,267	4,550,000
Deferred charges, net	472,195	418,034
Other investment	8,421,453	7,396,738
Equity Method Investments	1,105,381	16,515,701
Total long-term assets	133,659,784	150,540,092
Total assets	157,262,312	172,124,391
Current liabilities
Long-term debt, current portion	5,317,351	14,685,766
Trade accounts payable and accrued expenses	2,913,876	2,597,944
Deferred revenues	778,538	462,124
Liabilities from assets held for sale		1,122,208
Due to related companies	139,637	322,703
Derivatives		50,402
Total current liabilities	9,149,402	19,241,147
Long-term liabilities
Long-term debt, net of current portion	47,010,657	25,552,702
Interest rate contracts	358,161	202,700
Total long-term liabilities	47,368,818	25,755,402
Total liabilities	56,518,220	44,996,549
Commitments and Contingencies
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 33,779 and 35,063 shares issued and outstanding, respectively)	33,363,057	32,079,249
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 8,195,760 issued and outstanding)	246,899	245,873
Additional paid-in capital	279,040,578	278,833,156
Accumulated deficit	(211,906,442)	(184,030,436)
Total shareholders’ equity	67,381,035	95,048,593
Total liabilities, mezzanine equity and shareholders’ equity	$ 157,262,312	$ 172,124,391